INITIAL PUBLIC OFFERING	3 Months Ended
Mar. 31, 2021
Initial Public Offering [Abstract]
INITIAL PUBLIC OFFERING
NOTE 4. INITIAL PUBLIC OFFERING
Pursuant to the Initial Public Offering, the Company sold 25,300,000 Units, which includes a full exercise by the underwriters of their over-allotment option in the amount of 3,300,000 units, at a purchase price of $10.00 per Unit. Each Unit consists of one Class A ordinary share and one-eighth of one redeemable warrant (“Public Warrant”). Each whole Public Warrant entitles the holder to purchase one Class A ordinary share at an exercise price of $11.50 per whole share.